Issued capital and reserves & Shareholders of Global Blue - Disclosure of share capital authorized and issued (Details) - shares	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of classes of share capital [line items]
Number of shares authorised and issued, beginning of period (in shares)	240,087,730	240,191,865	240,087,730	210,323,474
Issuance of preference shares B, number of shares (in shares)	847,059	0	847,059		0
Issuance of share capital Global Blue Group Holding A.G. (in shares)				29,764,256
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)				104,135
Number of shares authorised and issued, end of period (in shares)	240,934,789	240,191,865	240,934,789	240,191,865
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised and issued, beginning of period (in shares)	201,226,883	201,226,883	201,226,883	192,534,962
Issuance of preference shares B, number of shares (in shares)		0
Issuance of share capital Global Blue Group Holding A.G. (in shares)				8,587,786
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)				104,135
Number of shares authorised and issued, end of period (in shares)	201,226,883	201,226,883	201,226,883	201,226,883
Preference shares A
Disclosure of classes of share capital [line items]
Number of shares authorised and issued, beginning of period (in shares)	17,684,377	17,788,512	17,684,377	17,788,512
Issuance of preference shares B, number of shares (in shares)		0
Issuance of share capital Global Blue Group Holding A.G. (in shares)				0
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)				0
Number of shares authorised and issued, end of period (in shares)	17,684,377	17,788,512	17,684,377	17,788,512
Preference shares B
Disclosure of classes of share capital [line items]
Number of shares authorised and issued, beginning of period (in shares)	21,176,470	21,176,470	21,176,470
Issuance of preference shares B, number of shares (in shares)	847,059	0	847,059	0
Issuance of share capital Global Blue Group Holding A.G. (in shares)				21,176,470
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)				0
Number of shares authorised and issued, end of period (in shares)	22,023,529	21,176,470	22,023,529	21,176,470